Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases
Schedule of Partnership's revenues by time charter and bareboat charters and other revenues

	Year Ended December 31,
(U.S. Dollars in thousands)	2022	2021	2020
Time charter revenues (service element included)	$216,822	$224,191	$233,346
Bareboat revenues	45,975	45,115	45,235
Total time charter and bareboat revenues	262,797	269,306	278,581
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	5,788	11,823	641
Total revenues	$268,585	$281,129	$279,222

Schedule of minimum contractual future revenues

(U.S. Dollars in thousands)
2023	$183,049
2024	142,357
2025	131,472
2026	72,342
2027 and thereafter	14,536
Total	$543,756

Schedule of maturity analysis of partnership's lease liabilities

(U.S. Dollars in thousands)
2023	$762
2024	762
2025	762
2026	62
2027 and thereafter	—
Total	$2,348
Less imputed interest	87
Carrying value of operating lease liabilities	$2,261